Financial Risk Management Objectives and Policies - Summary of Judgments of Reasonably Possible Movements (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
+0.50% (50 basis points) (2020:+0.50%) | Post tax (loss)/profit impact [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	$ 359,442	$ 137,676	$ 50,490
-0.50% (50 basis points) (2020:-0.50%) | Post tax (loss)/profit impact [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	(359,442)	(137,676)	(50,490)
10% Increase in Listed Share Price
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Impact of loss		13,450	35,102
Impact on equity		13,450	35,102
10% Decrease in Listed Share Price
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Impact of loss		(13,450)	(35,102)
Impact on equity		(13,450)	(35,102)
AUD/USD +10% (2020:+10%) | Post tax (loss)/profit impact [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	(2,538,062)	219,569	200,257
AUD/USD -10% (2020:-10%) | Post tax (loss)/profit impact [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	$ 3,102,076	$ (268,361)	$ (244,759)